Inventory - Schedule of inventories (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Classes of current inventories [abstract]
Work in Progress	$ 10,048,518	$ 2,812,935
Finished Goods	2,413,449	3,777,665
Total	$ 12,461,967	$ 6,590,600